Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Inventory	As of September 30, 2020 and December 31, 2019, inventory consisted of the following (amounts in thousands):

	As of September 30, 2020	As of December 31, 2019
Raw materials	$159	$144
Work-in-process	446	375
Finished goods	19	129

Inventory	$624	$648

Inventory reserve	(52)	(50)

Total inventory, net of reserve	$572	$598

As of December 31, 2019 and 2018, inventory consisted of the following (amounts in thousands):

	As of December 31, 2019	As of December 31, 2018
Raw materials	$144	$392
Work-in-process	375	—
Finished goods	129	—

Inventory	$648	$392

Inventory reserve	(50)	—

Total inventory, net of reserve	$598	$392

Summary of Property and Equipment
As of September 30, 2020 and December 31, 2019, property and equipment consisted of the following (amounts in thousands):

	As of September 30, 2020	As of December 31, 2019
Leasehold improvement	$64	$182
Furniture and fixtures	93	247
Equipment	300	286
Computer software and hardware	182	182

Property and equipment	639	897
Less accumulated depreciation	(176)	(185)

Property and equipment, net	$463	$712

The following tables summarizes the Company’s property and equipment as of December 31, 2019 and 2018 (amounts in thousands):

	As of December 31,
	2019	2018
Leasehold improvement	$182	$182
Furniture and fixtures	247	185
Equipment	286	219
Computer hardware and software	182	44
Property and equipment	897	630
Less accumulated depreciation	(185)	(76)

Property and equipment, net	$712	$554

Summary of Recognized Fair Values of Identifiable Assets Acquired and Liabilities Assumed
The following table summarizes the recognized fair values of identifiable assets acquired and liabilities assumed as of October 30, 2019:

October 30, 2019 Fair Value
Assets:
Cash and cash equivalents	$1
Other receivables	19
Fixed assets	7
Intangibles	1,053
Goodwill	737

Total assets	$1,817

Liabilities:
Accounts payable	$186
Other current liabilities	9

Total liabilities	$195

Net assets acquired	$1,622

The following table summarizes the recognized fair values of identifiable assets acquired and liabilities assumed as of October 30, 2019:

Assets:	October 30, 2019 Fair Value
Cash and cash equivalents	$1
Other receivables	19
Fixed assets	7
Intangibles	564
Goodwill	1,226

Total assets	$1,817

Liabilities:
Accounts payable	186
Other current liabilities	9

Total liabilities	$195

Net assets acquired	$1,622

Summary of Activity for Goodwill
The following is a summary of the activity for the nine month period ended September 30, 2020 for goodwill:

Goodwill	2020
Carrying amount at beginning of period	$1,242
Business acquisition fair value allocation adjustment	(454)
Foreign currency translation	(63)

Carrying amount at end of period	$725

Summary of Intangible Assets
Intangible assets as of September 30, 2020 and December 31, 2019 consist of the following:

	Useful Life	As of September 30, 2020		As of December 31, 2019
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	1.25 years	$227	$(191)	$423	$(55)
Acquired proprietary software	5 years	143	(26)	148	(5)
Reacquired rights	3.87 years	480	(113)	—	—
Internally developed software	3 years	82	(23)	75	(4)

Total intangible assets		$932	$(353)	$646	$(64)

Intangible assets as of December 31, 2019 consist of the following:

		As of December 31, 2019
	Useful Life	Gross Carrying Amount	Accumulated Amortization
Customer relationships	1.25 years	$423	$(55)
Acquired proprietary software	5 years	148	(5)
Internally developed software	3 years	75	(4)

Total intangible assets		$646	$(64)

Summary of Anticipated Amortization Expense	Amortization expense is anticipated to be as follows in future years:

For the Year Ending December 31,
2020 (remaining 3 months)	$73
2021	189
2022	176
2023	117
2024	24

$579

Amortization expense is anticipated to be as follows in future years:

For the Year Ending December 31,
2020	$393
2021	83
2022	51
2023	30
2024	25

$582

Summary of Derivative Financial Instruments and Stock-Based Compensation Liability for Non-employee Stock Options
The following table summarizes the Company’s recurring fair value measurements for derivative financial instruments and stock-based compensation liability within the fair value hierarchy as of September 30, 2020 and December 31, 2019 (amounts in thousands):

	Fair Value	Level 1	Level 2	Level 3
September 30, 2020
Liabilities:
Derivative financial instruments	$—	$—	$—	$—
December 31, 2019
Liabilities:
Derivative financial instruments	$5	$—	$—	$5

The following table summarizes the Company’s derivative financial instruments and stock-based compensation liability within the fair value hierarchy as of December 31, 2019 and 2018 (amounts in thousands):

	Fair Value	Level 1	Level 2	Level 3
December 31, 2019
Liabilities:
Derivative financial instruments	$5	$—	$—	$5
December 31, 2018
Assets:
Non-current receivable	$294	$—	$—	$294
Liabilities:
Derivative financial instruments	$13,769	$—	$—	$13,769

Summary of Basic and Diluted Loss per Share
The basic and diluted loss per share for the periods noted below is as follows (amounts in thousands except shares and per share data):

	Nine Months Ended September 30,
	2020	2019
Basic
Numerator:
Net loss	$(11,595)	$(4,450)

Denominator:
Weighted average common shares outstanding	1,119,639	739,115

Basic net loss per share	$(10.36)	$(6.02)

Diluted
Numerator:
Net loss, basic	$(11,595)	$(4,450)
Effect of dilutive securities	—	—

Net loss, diluted	$(11,595)	$(4,450)
Denominator:
Weighted average common shares outstanding – basic	1,119,639	739,115
Potential common share issuances:
Incremental dilutive shares from equity instruments (treasury stock method)	—	—

Weighted average common shares outstanding	1,119,639	739,115

Diluted net loss per share	$(10.36)	$(6.02)

The basic and diluted loss per share for the periods noted below is as follows (amounts in thousands, except for share and per share amounts):

	For the Year Ended December 31,
	2019	2018
Basic and Diluted
Numerator
Net loss	$(9,781)	$(28,623)
Denominator
Weighted-average common shares outstanding – basic and diluted	752,932	651,034

Basic and diluted net loss per share	$(12.99)	$(43.97)

Summary of Outstanding Securities Excluded from Computation of Diluted Weighted Shares Outstanding
The following outstanding securities have been excluded from the computation of diluted weighted shares outstanding for the periods noted below, as they would have been anti-dilutive due to the Company’s losses for the nine months ended September 30, 2020 and 2019 and because the exercise price of certain of these outstanding securities was greater than the average closing price of the Company’s common stock.

	Nine Months Ended September 30,
	2020	2019
Stock options outstanding	112,224	103,693
RSUs	164	—
Warrants outstanding	265,583	86,960

Total	337,971	190,653

The following outstanding securities have been excluded from the computation of diluted weighted shares outstanding for the periods noted below, as they would have been anti-dilutive due to the Company’s losses for the years ended December 31, 2019 and 2018 and because the exercise price of certain of these outstanding securities were greater than the average closing price of the Company’s common stock.

	For the Year Ended December 31,
	2019	2018
Options outstanding	99,018	94,475
RSUs	788	27
Warrants outstanding	86,958	114,406

Total	186,764	208,908